TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Schedule of Trade Receivables, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade receivables [Line Items]
Financial assets	$ 6,585,722	$ 5,007,447
Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	2,065,499	1,180,689
Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	1,910,904	1,089,055
Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	154,595	91,634
Gross carrying amount | Guaranteed
Disclosure of trade receivables [Line Items]
Financial assets	697,001	527,700
Gross carrying amount | Guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	664,698	498,962
Gross carrying amount | Guaranteed | Past due
Disclosure of trade receivables [Line Items]
Financial assets	32,303	28,738
Gross carrying amount | Not guaranteed
Disclosure of trade receivables [Line Items]
Financial assets	1,427,973	662,859
Gross carrying amount | Not guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	1,246,206	590,093
Gross carrying amount | Not guaranteed | Past due
Disclosure of trade receivables [Line Items]
Financial assets	181,767	72,766
Gross carrying amount | Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	2,124,974	1,190,559
Gross carrying amount | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	1,910,904	1,089,055
Gross carrying amount | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	214,070	101,504
Accumulated impairment | Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	(59,475)	(9,870)
Accumulated impairment | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	0	0
Accumulated impairment | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	$ (59,475)	$ (9,870)